TRANSACTIONS WITH RELATED PARTIES (Schedule of Transactions with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TRANSACTIONS WITH RELATED PARTIES [Abstract]
Revenues (to affiliated company-U.S. Quartz		$ 12,833	$ 30,916
Cost of revenues	6,147	14,720	26,967
Research and development	301	347	294
Selling and marketing	682	806	675
General and administrative	3,053	6,169	6,715
Financial and other income, net	$ 236	$ 29	$ 73